Subsequent Events (Details) - CAD ($) $ in Thousands	Jan. 25, 2021	Jun. 21, 2019
Liabilities assumed:
Purchase consideration		$ 15,549
Subsequent Events [Member] | Carta Solutions Holding Corporation [Member]
Assets acquired:
Cash and cash equivalents	$ 2,101
Trade and other receivables	878
Prepaid expenses and deposits	353
Property and equipment	270
Right-of-use assets	166
Intangible assets	628
Unallocated goodwill and intangible value	54,735
Total assets acquired	59,131
Liabilities assumed:
Accounts payable	1,739
Accrued and other liabilities	1,328
Deferred revenue	705
Debt	150
Lease liabilities	316
Liabilities assumed recognised as of acquisition date	4,238
Fair value of net identifiable assets acquired	54,893
Purchase consideration	$ 54,800